Shareholders’ equity (Details Narrative) - EUR (€)	1 Months Ended		12 Months Ended
	Mar. 31, 2024	Jul. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares, Outstanding			18,289,866	18,216,958	18,216,858
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value			€ 847,255	€ 739,884	€ 722,735
Common Stock, Capital Shares Reserved for Future Issuance			1,800,000	1,800,000
Weighted Average Number of Shares Outstanding, Basic			18,273,490	18,216,907	18,216,858
Equity Incentive Plan 2021 - 2025 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value			€ 847,255
Common Stock, Capital Shares Reserved for Future Issuance			1,800,000
American Depository Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares, Issued	72,908	100
Stock Issued	€ 270,885	€ 531